BORROWINGS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS
Opening balance	$ 2,129	$ 1,793
New borrowing		2,281
Repayments	(208)	(2,000)
Accretion of issue costs		9
Interest	67	46
Ending balance	1,988	2,129
Current portion	225	208
Non-current portion	$ 1,763	$ 1,921